CAPITAL MANAGEMENT	12 Months Ended
Dec. 31, 2022
Disclosure Of Additional Information [Abstract]
CAPITAL MANAGEMENT	CAPITAL MANAGEMENT
The primary objective of managing the Group's capital is to ensure that there is sufficient capital available to support the funding requirements of the Group, including capital expenditure, in a way that optimises the cost of capital, maximises shareholders' returns and ensures that the Group remains in a sound financial position.

The capital structure of the Group consists of net debt (borrowings as detailed in note 24, offset by cash and bank balances detailed in note 22) and equity of the Group (comprising share capital and premium and accumulated reserves and non-controlling interests).

The Group manages and makes adjustments to the capital structure as opportunities arise in the market place, as and when borrowings mature, or as and when funding is required. This may take the form of raising equity, market or bank debt or hybrids thereof.

The Group manages capital using various financial metrics including the ratio of Adjusted net debt to Adjusted EBITDA (gearing). Both the calculation of Adjusted net debt and Adjusted EBITDA are based on the formula included in the Revolving Credit Agreements. The loan covenant ratio of Adjusted net debt to Adjusted EBITDA should not exceed 3.5 times. The facilities also make provision for the ability of the Group to have a leverage ratio of greater than 3.5 times but less than 4.5 times, subject to certain conditions, for one measurement period not exceeding six months, during the tenor of the facilities.

The Group had no major issuance of equity during the year.

A full analysis of the borrowings as presented on the statement of financial position is included in note 24.

The $300m, $700m and $750m rated bonds are fully and unconditionally guaranteed by AngloGold Ashanti Limited.

During June 2022, the Group entered into a new five-year unsecured multi-currency syndicated revolving credit facility of $1.4bn with a group of banks. The loan consists of a US dollar-based facility with interest charged at a margin of 1.45% above SOFR plus a credit adjustment spread and an Australian dollar-based facility capped at A$500m with interest charged at a margin of 1.45% above BBSY. The applicable margin is subject to a ratings grid. This facility replaces the $1.4bn multi-currency RCF which was cancelled during June 2022. This facility will mature on 9 June 2027, with the option, upon application, to be extended by two years.

During October 2022 the Group entered into a new three-year unsecured $65m Siguiri revolving credit facility. The facility bears interest at 8% above term SOFR, subject to a ratings grid and is US dollar based. This facility replaces the 2016 $65m Siguiri revolving credit facility that was cancelled and repaid during August 2022.

The interest margin on the five-year unsecured multi-currency syndicated revolving credit facility of $1.4bn with a group of banks will reduce should the Group’s credit rating improve from its current BB+/Baa3 status and should increase if its credit rating worsens. The A$500m portion of this facility will be used to fund the working capital and development costs associated with the Group's mining operations within Australia without eroding the Group's headroom under its other facilities and exposing the Group to foreign exchange gains/losses.

Amounts are converted to US dollar at year end exchange rates.
Gearing ratio (Adjusted Net debt to Adjusted EBITDA)

	US Dollars
Figures in millions	2022	2021	2020
			Restated

Adjusted net debt from continuing operations
Borrowings - non-current portion (note 24)	1,965	1,858	1,789
Lease liabilities - non-current portion (note 14)	102	124	116
Borrowings - current portion (note 24)	18	51	142
Lease liabilities - current portion (note 14)	84	61	37
Total borrowings	2,169	2,094	2,084
Less: cash and cash equivalents (1) (note 22)	(1,106)	(1,154)	(1,330)
Net debt	1,063	940	754

Adjustments:
IFRS16 lease adjustments	(158)	(149)	(106)
Unamortised portion of borrowing costs	33	32	22
Cash restricted for use (note 21)	(60)	(58)	(73)
Adjusted net debt	878	765	597

(1) Net of bank overdraft in 2022.

The Adjusted EBITDA calculation included in this note is based on the formula included in the agreements for compliance with the debt covenant formulas.

Adjusted EBITDA from continuing operations
Profit (loss) before taxation	489	958	1,627
Add back:
Finance costs and unwinding of obligations (note 6)	149	116	177
Interest income	(81)	(58)	(27)
Amortisation of tangible, intangible and right of use assets (note 4)	633	477	575
Other amortisation	(3)	4	6
Associates and joint ventures’ adjustments for amortisation, interest and taxation	165	183	168
EBITDA	1,352	1,680	2,526

Adjustments:
Foreign exchange and fair value adjustments	128	43	—
Dividend income	—	—	(2)
Retrenchment and related costs	6	20	2
Care and maintenance costs (note 5)	—	45	—
Impairment, derecognition of assets and (profit) loss on disposal	304	(11)	1
Profit on disposal of joint ventures	—	—	(19)
Premium on settlement of bonds	—	24	—
Loss (gain) on non-hedge derivatives and other commodity contracts	6	—	5
Associates and joint ventures’ share of costs	1	—	—
Adjusted EBITDA (as defined in the agreements)	1,797	1,801	2,513
Gearing ratio (Adjusted net debt to Adjusted EBITDA)	0.49:1	0.42:1	0.24:1
Maximum debt covenant ratio allowed per agreement	3.5:1	3.5:1	3.5:1